SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives for Calculation of Depreciation) (Details)	12 Months Ended
Dec. 31, 2015
Building [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	20 years
Building [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	40 years
Vehicles [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Office And Computer Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Office And Computer Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years